Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Industrials Index ETF - Fidelity MSCI Industrials Index ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	6.52%
Annual Return 2015	(3.63%)
Annual Return 2016	20.68%
Annual Return 2017	22.10%
Annual Return 2018	(13.81%)
Annual Return 2019	30.68%
Annual Return 2020	13.71%
Annual Return 2021	21.13%
Annual Return 2022	(8.33%)
Annual Return 2023	22.55%